Debt Obligations, Terms of Senior Unsecured Notes Outstanding (Details) - Unsecured Debt [Member]	12 Months Ended
Dec. 31, 2015
Senior Unsecured 6 5/8% Notes due October 2020 [Member] | Atlas Pipeline Partners [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Sep. 01, 2012	[1]
Per annum interest rate	6.625%
Due date	Oct. 01, 2020
Dates interest paid	April & October 1st
Senior Unsecured 4 3/4% Notes due November 2021 [Member] | Atlas Pipeline Partners [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	May 01, 2013	[1]
Per annum interest rate	4.75%
Due date	Nov. 15, 2021
Dates interest paid	May & November 15th
Senior Unsecured 5 7/8% Notes due August 2023 [Member] | Atlas Pipeline Partners [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Feb. 01, 2013	[1]
Per annum interest rate	5.875%
Due date	Aug. 01, 2023
Dates interest paid	February & August 1st
Targa Resources Partners LP [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Feb. 01, 2011
Per annum interest rate	6.875%
Due date	Feb. 01, 2021
Dates interest paid	February & August 1st
Targa Resources Partners LP [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Jan. 01, 2012
Per annum interest rate	6.375%
Due date	Aug. 01, 2022
Dates interest paid	February & August 1st
Targa Resources Partners LP [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Per annum interest rate	5.25%
Due date	May 01, 2023
Dates interest paid	May & November 1st
Targa Resources Partners LP [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member] | Minimum [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Oct. 01, 2012
Targa Resources Partners LP [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member] | Maximum [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Dec. 01, 2012
Targa Resources Partners LP [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	May 01, 2013
Per annum interest rate	4.25%
Due date	Nov. 15, 2023
Dates interest paid	May & November 15th
Targa Resources Partners LP [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Oct. 01, 2014
Per annum interest rate	4.125%
Due date	Nov. 15, 2019
Dates interest paid	May & November 15th
Targa Resources Partners LP [Member] | Senior Unsecured 5% Notes due January 2018 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Jan. 01, 2015
Per annum interest rate	5.00%
Due date	Jan. 15, 2018
Dates interest paid	January & July 15th
Targa Resources Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	May 01, 2015
Per annum interest rate	6.625%
Due date	Oct. 01, 2020
Dates interest paid	February & October 1st
Targa Resources Partners LP [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
Terms of the Senior Unsecured Notes Outstanding [Abstract]
Issue date	Sep. 01, 2015
Per annum interest rate	6.75%
Due date	Mar. 15, 2024
Dates interest paid	March & September 15th

[1]	Issue dates for APL Notes are original dates of issuance. These notes were acquired in the APL Merger. See Note 4 - Business Acquisitions.